FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant other observable inputs (Level 2)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	$ 7,779	$ 8,063
Corporate Borrowings	2,090,332	2,115,919
Significant unobservable inputs (Level 3)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	1,389
Corporate Borrowings	6,944
Total Carrying Value
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	9,139	8,004
Corporate Borrowings	$ 2,069,672	$ 2,070,671